Note 9 - Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt [Table Text Block]
	2012	2011
Federal Home Loan Bank borrowings:
Secured note, with interest at 2.18%, due July 3, 2012	$-	$5,000,000
Secured note, with interest at 4.25% through February 28, 2008, thereafter putable back at the option of the holder, due August 28, 2012	-	5,000,000
Secured note, with interest at 4.20% through February 28, 2008, thereafter putable back at the option of the holder, due February 28, 2017	10,000,000	10,000,000
Secured note, with interest at 3.95% through September 11, 2008, thereafter putable back at the option of the holder, due September 11, 2017	7,500,000	7,500,000
Advances secured by individual residential mortgages under blanket agreement	-	64,985

Total Federal Home Loan Bank borrowings	17,500,000	27,564,985

Customer repurchase agreements with an average outstanding rate of .17% at December 31, 2012 and .17% at December 31, 2011	5,057,220	5,215,978

Total other borrowings	$22,557,220	$32,780,963